DISPOSAL OF SUBSIDIARIES - Carrying amounts of the major classes of assets and liabilities of the Disposal Group (Details) - Disposal Group - Stanley Star $ in Thousands	Oct. 27, 2022 USD ($)
DISPOSAL OF SUBSIDIARIES
Cash and cash equivalents	$ 97
Prepaid expenses and other current assets	1,983
Property and equipment, net	4
Intangible assets, net	20
TOTAL ASSETS	2,104
Accounts payable	(257)
Advance from customers	(163)
Long-term bank loan	(5,476)
Income tax payable	(2,225)
Amount due to kaixin	(8,848)
VAT payable	(3,340)
Accrual expenses and other current liabilities	(6,071)
Total Liabilities	(26,380)
Net liabilities	$ (24,276)